BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of Corporate Borrowings
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2024				December 31, 2023
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.7	6	$7,599	$7,555	8.9	7	$7,413	$7,451
Wind	5.9	8	2,004	1,943	6.2	7	3,260	3,249
Utility-scale solar	6.1	11	3,514	3,484	6.0	12	4,808	4,820
Distributed energy & sustainable solutions	5.1	9	727	693	5.3	10	736	723
Total	6.9	8	$13,844	$13,675	7.3	9	$16,217	$16,243
Add: Unamortized premiums (discounts)(3)			6				(77)
Less: Unamortized financing fees(3)			(75)				(68)
Less: Current portion			(1,282)				(1,891)
			$12,493				$14,181
(1)Includes $1 million (2023: $149 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $13 million (2023: $14 million) outstanding to an associate of Brookfield. Refer to Note 27 - Related party transactions for more details.
(3)Unamortized premiums, discounts, and financing fees are amortized over the terms of the borrowing.

Summary of Future Repayments of Debt Obligations, for Each of the Next Five Years
Future repayments of the company’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2025	2026	2027	2028	2029	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$699	$1,617	$495	$492	$1,198	$3,098	$7,599
Wind	250	93	92	420	286	863	2,004
Utility-scale solar	294	239	196	474	366	1,945	3,514
Distributed energy & sustainable solutions	39	35	91	184	92	286	727
	$1,282	$1,984	$874	$1,570	$1,942	$6,192	$13,844

Summary of Change in the Unamortized Financing Fees of Corporate Borrowings
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2024	2023
Non-recourse borrowings
Unamortized financing fees and discounts, beginning of year	$(68)	$(82)
Additional financing fees and discounts	(31)	(11)
Amortization of financing and discounts fees	22	13
Foreign exchange translation and other	2	12
Unamortized financing fees and discounts, end of year	$(75)	$(68)

Disclosure Of Unamortized Financing Fees and Premiums
The following table outlines the change in the unamortized premiums (discounts) of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2024	2023
Non-recourse borrowings
Unamortized premiums and discounts, beginning of year	$(77)	$17
Additional premiums and discounts	—	(90)
Amortization of premiums and discounts fees	3	(1)
Disposals(1)	92	—
Foreign exchange translation and other	(12)	(3)
Unamortized premiums fees and discounts, end of year	$6	$(77)
(1)Includes $90 million transferred to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.

Summary of Borrowings
The following table outlines changes in the company's borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Other(2)(3)(4)	December 31
2024
Non-recourse borrowings	$16,072	493	—	(587)	(2,203)	$13,775
2023
Non-recourse borrowings	$13,715	588	1,160	(164)	773	$16,072
(1)Excludes $310 million (2023: $(19) million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes nil (2023: $31 million) of non-recourse borrowings acquired through asset acquisitions.
(4)Includes $1,507 million transferred to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.